Share-Based Compensation - Summary of Restricted Shares Activity (Details) - Restricted Share Units - ¥ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding	32,030,000	32,030,000
Number of shares, Granted		71,200,000	71,200,000
Number of shares, Forfeited	(2,368,461)
Number of shares, Vested	(13,928,205)	(39,170,000)	(39,170,000)
Number of shares, Outstanding	15,733,334	32,030,000	32,030,000
Weighted average grant date fair value, Outstanding	¥ 1.55	¥ 1.55
Weighted average grant date fair value, Granted		1.56	¥ 1.56
Weighted average grant date fair value, Forfeited	1.51
Weighted average grant date fair value, Vested	1.59	1.57	1.57
Weighted average grant date fair value, Outstanding	¥ 1.51	¥ 1.55	¥ 1.55